UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|;  Amendment Number:
     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Attractor Investment Management Inc.
Address: 1325 Fourth Avenue, Suite 1425
         Seattle, WA  98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:    Harvey Allison
Title:   President
Phone:   (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison                       Seattle, Washington     August 14, 2012


Report Type (Check only one):

|x| 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     17

Form 13F Information Table Value Total:               $125,382
                                                   (thousands)


List of Other Included Managers:                          None


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

                           Form 13F INFORMATION TABLE

Column 1               Column 2   Column 3    Column 4         Column 5          Column 6    Column 7            Column 8

                       Title of                Value     Shrs Or   Sh/   Put/   Investment    Other           Voting Authority
Name of Issuer          Class       Cusip     x($1000)   Prn Amt   Prn   Call   Discretion   Managers     Sole     Shared    None
3-D SYS CORP DEL       COM NEW    88554D205     10569    309564    SH           SOLE           N/A       309564
ACME PACKET INC          COM      004764106      5840    313110    SH           SOLE           N/A       313110
ACTIVE NETWORK INC       COM      00506D100      7985    518821    SH           SOLE           N/A       518821
AMAZON COM INC           COM      023135106     32930    144210    SH           SOLE           N/A       144210
APPLE INC                COM      037833100      5244      8980    SH           SOLE           N/A         8980
BAZAARVOICE INC          COM      073271108      3268    179550    SH           SOLE           N/A       179550
BROADSOFT INC            COM      11133B409      6534    225684    SH           SOLE           N/A       225684
FACEBOOK INC             CL A     30303M102       698     22440    SH           SOLE           N/A        22440
GOOGLE INC               CL A     38259P508     12541     21620    SH           SOLE           N/A        21620
HOMEAWAY INC             COM      43739Q100      7152    328961    SH           SOLE           N/A       328961
JIVE SOFTWARE INC        COM      47760A108      5071    241610    SH           SOLE           N/A       241610
LINKEDIN CORP          COM CL A   53578A108      7096     66770    SH           SOLE           N/A        66770
QLIK TECHNOLOGIES INC    COM      74733T105      4616    208676    SH           SOLE           N/A       208676
STRATASYS INC            COM      862685104      8859    178969    SH           SOLE           N/A       178969
UBIQUITI NETWORKS INC    COM      90347A100      4582    321534    SH           SOLE           N/A       321534
YAHOO INC                COM      984332106      1420     89710    SH           SOLE           N/A        89710
ZYNGA INC                CL A     98986T108       977    179550    SH           SOLE           N/A       179550

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